General Municipal Money Market Fund, Inc. (the "Registrant")

Incorporated herein by reference is a revised version of the Registrant's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 26, 2020 (SEC Accession No. 0000831363-20-000052).